Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

September 30, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$293,283	$—	$—

Liabilities:
Event of default subscription share liability	3	$—	$—	$—
Return of capital subscription shares liability	3	$—	$—	$147,600
December 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$3,666,439	$—	$—

The following tables present information about the Company’s equity instruments that are measured at fair value at August 11, 2025, February 9, 2025 and December 5, 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

August 11, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Return of capital subscription shares liability	3	$—	$—	$147,600
February 9, 2025	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 300,000 subscription shares	3	$—	$—	$55,500
December 6, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of 200,000 subscription shares	3	$—	$—	$878,000

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2024 and 2023 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

December 31, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$3,666,439	$—	$—
December 31, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investment in Trust Account – Money Market Fund	1	$24,387,525	$—	$—

The following tables present information about the Company’s equity instruments that are measured at fair value at December 5, 2024 and July 7, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

December 5, 2024	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Equity:
Fair value of subscription shares	3	$878,000	$—	$—

Schedule of Valuation of Subscription Shares	The following table presents the quantitative information regarding market assumptions used in the valuation of return of capital subscription shares liability:
Inputs	August 11, 2025
Market Price	$10.00
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%
Inputs	February 9, 2025
Market Price	$1.00
Discount for Lack of Marketability	7%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%
Inputs	December 6, 2024
Market Price	$11.92
Discount for Lack of Marketability	8%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%

The key inputs into the Market Approach Model as of September 30, 2025:

Inputs	September 30, 2025
Market Price	$9.02
Discount for Lack of Marketability	9%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	10%
The following table presents the quantitative information regarding market assumptions used in the valuation of subscription shares:
Inputs	December 5, 2024
Market Price	$11.92
Discount for Lack of Marketability	8%
Discount for Probability of Liquidation	50%
Discount for Expected Forfeiture	20%

Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities

The following tables present the changes in the fair value of Level 3 return of capital subscription shares liability:

Return of capital subscription shares liability
Fair Value as of December 31, 2024	$—
Initial measurement on August 11, 2025	164,000
Change in fair value	(16,400)
Fair Value as of September 30, 2025	$147,600